Deconsolidation of subsidiary (Details) - EB Rental, Ltd.	Apr. 25, 2024 USD ($)
Deconsolidation of subsidiary
Percentage of ownership interest disposed	100.00%
Consideration for disposal of subsidiary	$ 794,616